Goodwill and Other Acquisition Intangibles (Activity in Goodwill Balances for Each Segment) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
2012 Acquisitions	$ 205.2
Goodwill		316.7
Currency exchange:	5.6	(2.2)
Goodwill, net	525.3	314.5
Aerospace Materials [Member]
Goodwill [Line Items]
2012 Acquisitions	17.0
Goodwill		219.7
Currency exchange:	0.6	(0.2)
Goodwill, net	237.1	219.5
Industrial Materials [Member]
Goodwill [Line Items]
2012 Acquisitions	167.4
Goodwill		14.5
Currency exchange:	4.9
Goodwill, net	186.8	14.5
In-Process Separation [Member]
Goodwill [Line Items]
2012 Acquisitions	20.8
Goodwill		54.7
Currency exchange:	0.1	(2.0)
Goodwill, net	73.6	52.7
Additive Technologies [Member]
Goodwill [Line Items]
Goodwill		27.8
Goodwill, net	$ 27.8	$ 27.8